CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Real estate investments
Property owned	$ 1,770,798	$ 1,800,519
Less accumulated depreciation	(328,952)	(308,626)
	1,441,846	1,491,893
Development in progress	9,693	2,831
Unimproved land	6,550	6,007
Mortgage loans receivable, net of allowance of $3 and $3, respectively	156	158
Total real estate investments	1,458,245	1,500,889
Other assets
Cash and cash equivalents	41,191	54,791
Marketable securities - available-for-sale	625	420
Receivable arising from straight-lining of rents, net of allowance of $996 and $912, respectively	18,933	17,320
Accounts receivable, net of allowance of $317 and $257, respectively	5,646	4,916
Real estate deposits	329	516
Prepaid and other assets	2,351	1,189
Intangible assets, net of accumulated amortization of $42,154 and $39,571, respectively	49,832	50,700
Tax, insurance, and other escrow	15,268	9,301
Property and equipment, net of accumulated depreciation of $1,231 and $924, respectively	1,704	1,392
Goodwill	1,127	1,388
Deferred charges and leasing costs, net of accumulated amortization of $13,675 and $13,131, respectively	20,112	18,108
TOTAL ASSETS	1,615,363	1,660,930
LIABILITIES
Accounts payable and accrued expenses	37,879	38,514
Revolving lines of credit	30,000	6,550
Mortgages payable	993,803	1,057,619
Other	8,404	1,320
TOTAL LIABILITIES	1,070,086	1,104,003
COMMITMENTS AND CONTINGENCIES (NOTE 15)
REDEEMABLE NONCONTROLLING INTERESTS - CONSOLIDATED REAL ESTATE ENTITIES	987	1,812
Investors Real Estate Trust shareholders' equity
Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 1,150,000 shares issued and outstanding at April 30, 2011 and April 30, 2010, aggregate liquidation preference of $28,750,000)	27,317	27,317
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 80,523,265 shares issued and outstanding at April 30, 2011, and 75,805,159 shares issued and outstanding at April 30, 2010)	621,936	583,618
Accumulated distributions in excess of net income	(237,563)	(201,412)
Total Investors Real Estate Trust shareholders' equity	411,690	409,523
Noncontrolling interests - Operating Partnership (20,067,350 units at April 30, 2011 and 20,521,365 units at April 30, 2010)	123,627	134,970
Noncontrolling interests - consolidated real estate entities	8,973	10,622
Total equity	544,290	555,115
TOTAL LIABILITIES AND EQUITY	$ 1,615,363	$ 1,660,930